UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	September 30, 2007

Shares		Value

COMMON STOCKS - 102.92%

Accident & Health Insurance - 2.45%
200	Assurant, Inc.	$ 10,700
200	Reinsurance Group of America, Inc.	11,338
		22,038
Agricultural Prod-Livestock & Animal Specialties - 1.96%
700	Cal-Maine Foods, Inc.	17,668

Air Transportation, Scheduled - 0.89%
2,600	Expressjet Holdings, Inc. *	8,034

Chemicals & Allied Products - 1.08%
700	American Cyanamid Co.*	9,681

Commercial Banks - 1.19%
100	HDFC Bank Ltd. (India)	10,713

Computer Storage Devices - 1.13%
400	Western Digital Corp. *	10,128

Crude Petroleum & Natural Gas - 4.23%
200	Brazilian Petroleum Corp.	15,100
300	Chesapeake Energy Corp.	10,578
600	Mariner Energy, Inc.*	12,426
		38,104
Deep Sea Foreign Transportation - 1.17%
150	Tsakos Energy Navigation Ltd.	10,562

Electric Services - 2.68%
700	Centerpoint Energy, Inc.	11,221
6,400	Commerce Energy Group, Inc. *	12,928
		24,149
Electromedical & Electrotherapuetic Apparatus - 1.40%
2,200	Escalon Medical Corp.*	12,584

Finance Services - 1.47%
200	Credit Suisse Group (Switzerland)	13,266

Fire, Marine & Casualty Insurance - 2.45%
300	Odyssey Re Holdings Corp.	11,133
500	Procentury Corp.	7,315
100	Safety Insurance Group, Inc.	3,594
		22,042
Food And Kindred Products - 1.23%
350	Unilever Plc. (United Kingdom)	11,085

Foreign Money Center Banks - 1.28%
90	Deutsche Bank (Germany)	11,555

Games, Toys & Children's Vehicles - 1.24%
400	Hasbro, Inc.	11,152

General Building Contractors - Residential - 1.23%
200	Homex Development Corp. (Mexico) *	11,100

General Industrial Machinery & Equipment - 1.22%
200	Lufkin Industries, Inc.	11,004

Healthcare - 1.44%
700	Obagi Medical Products, Inc.*	12,929

Industrial Organic Chemicals - 1.41%
500	Methanex Corp. (Canada)	12,700

Industrial Trucks, Tractors, Trailers & Stackers - 1.48%
150	Terex Corp.*	13,353

Insurance Agents, Brokers & Service - 0.99%
900	Brooke Corp.	8,901

Leather & Leather Products - 0.44%
600	Jaclyn, Inc. *	3,930

Medicinal Chemicals & Botanical Products - 1.72%
600	Mannatech, Inc.	4,860
700	Nutraceutical International Corp. *	10,647
		15,507
Metal Mining - 2.33%
200	Freeport McMoran Copper & Gold, Inc.	20,978

National Commercial Banks - 2.31%
100	Shinhan Financial Group Co. Ltd.	12830
150	UBS A.G. (Switzerland)	7,988
		20,818
Oil & Gas Field Exploration Services - 2.17%
300	CGG Veritas (France) *	19,527

Oil & Gas Field Machinery & Equipment - 4.20%
200	W-H Energy Services, Inc. *	14,750
400	FMC Technologies, Inc. *	23,064
		37,814
Oil & Gas Field Services - 1.59%
700	Complete Production Services, Inc. *	14,336

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.25%
600	Span American Medical Systems, Inc.	11,280

Petroleum Refining - 6.24%
200	Marathon Oil Corp.	11,404
200	Sunoco, Inc.	14,156
300	Tesoro Corp.	13,806
250	Valero Energy Corp.	16,795
		56,161
Pharmaceutical Preparations - 6.12%
600	Aspreva Pharmaceuticals Corp. (Canada) *	12,312
600	Biovail Corp. International (Canada)	10,422
100	Cephalon, Inc. *	7,306
100	Johnson & Johnson	6,570
400	Sciele Pharma, Inc. *	10,408
900	Viropharma, Inc. *	8,010
		55,028
Plastics Products - 2.35%
1,500	ICO, Inc. *	21,120

Printed Circuit Boards - 0.92%
3,500	SMTC Corp. (Canada) *	8,295

Real Estate Agents & Managers - 1.35%
2,300	Silverleaf Resorts, Inc. *	12,167

Retail-Auto Dealers & Gasoline - 2.13%
400	Asbury Automotive Group, Inc.	7,924
450	Delek US Holdings, Inc.	11,286
		19,210
Retail-Catalog & Mail-Order Houses - 2.72%
800	Systemax, Inc. *	16,352
1,100	Valuevision Media, Inc. *	8,151
		24,503
Retail-Grocery Stores - 1.50%
260	Village Super Market, Inc.	13,520

Secondary Smelting & Refining - 1.76%
300	OM Group, Inc.*	15,843

Security Brokers, Dealers & Flotation Companies - 1.39%
300	Oppenheimer Holdings, Inc. (Canada)	12,471

Semiconductors & Related Devices - 4.02%
2,000	Chipmos Technologies Bermuda, Ltd. (Taiwan) *	11,980
1,529	Siliconware Precision Indust Co., Ltd. (Taiwan)	18,500
800	Smart Modular Technologies, Inc. *	5,720
		36,200
Services-Engineering Services - 3.44%
1,900	Versar, Inc. *	14,364
350	VSE Corp.	16,548
		30,912
Services-Help Supply Services - 1.81%
100	Manpower, Inc.	6,435
1500	RCM Technologies, Inc.*	9,825
		16,260
Services-Skilled Nursing Care - 0.36%
300	Advocat, Inc. *	3,282

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 4.03%
1,100	Friedman Industries, Inc.	9,735
300	Steel Dynamics, Inc.	14,010
400	Ternium SA Sponsored ADR	12,560
		36,305
Sugar & Confectionery Products - 1.16%
400	Imperial Sugar Co.	10,452

Surgical & Medical Instruments - 1.22%
900	Aristotle Corp. *	10,998

Telephone Communications (No Radiotelephone) - 1.78%
250	America Movil SA (Mexico)	16,000

Trucking (No Local) - 1.32%
600	US Xpress Enterprises, Inc.	11,856

Wholesale-Electrical Apparatus - 1.83%
200	Anixter International, Inc. *	16,490

Wholesale-Groceries & Related Products - 1.25%
500	Spartan Stores, Inc.	11,265

Wholesale-Metals Service Centers - 3.38%
300	Reliance Steel & Aluminum Co.	16,962
400	Ryerson, Inc.	13,496
		30,458
Women's, Misses', And Juniors - 1.16%
8,400	Tarrant Apparel Group *	10,416

TOTAL FOR COMMON STOCKS (Cost $862,599) - 102.92%		926,149

PUT OPTIONS - 1.50%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
900	December 2007 Put @ 740	13,500

	Total (Premiums Paid $41,237) - 1.50%	13,500

SHORT TERM INVESTMENTS - 3.71%
33,361	Fidelity Money Market Portfolio Class Select 5.21% ** (Cost $33,361)	33,361

TOTAL INVESTMENTS (Cost $937,197) - 108.13%		973,010

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.13)%		(73,139)

NET ASSETS - 100.00%		$ 899,871

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

Wegener Adaptive Growth Fund
Schedule of Call Options Written
September 30, 2007

CALL OPTIONS WRITTEN

	Underlying Security	Shares Subject
	Expiration Date/Exercise Price	to Call	Value
	Russell 2000 Index
	December 2007 Call @ 740.00	900	$ 76,140

	Total (Premiums Received $55,573)		$ 76,140

Wegener Adaptive Growth Fund
Notes to Financial Statements
September 30, 2007

1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $937,197 amounted to $15,246, which consisted of aggregate gross unrealized appreciation of $138,567 and aggregate gross unrealized depreciation of $123,321.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 28, 2007